Organization and principal activities	12 Months Ended
Dec. 31, 2016
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

        Vipshop Holdings Limited (the "Company") was incorporated in the Cayman Islands on August 27, 2010. The Company, through its subsidiaries, and variable interest entities ("VIEs") and VIEs' subsidiaries (collectively, the "Group"), operate online platforms that offer high-quality branded products to consumers in the People's Republic of China (the "PRC") through flash sales on its vipshop.com, vip.com and lefeng.com online platform. Flash sale represents an online retail format combining the advantages of e-commerce and discount sales through selling a finite quantity of discounted products or services online for a limited period of time. The Group began offering services in 2008 through Guangzhou Vipshop Information Technology Co., Ltd. ("Vipshop Information"), a consolidated VIE incorporated in the PRC on August 22, 2008 by Mr. Eric Ya Shen ("Mr. Shen"), the Chairman and chief executive officer of the Company, Mr. Arthur Xiaobo Hong, the Vice Chairman of the Board of Directors of the Company (collectively, the "Founders"), and three other investors (the "Original Investors").

        On June 24, 2014, the Company and Ovation Entertainment Limited ("Ovation") have each designated a PRC citizen, namely, Mr. Shen by the Company and Mr. Zhihui Yu by Ovation, to be the nominee shareholders and established Shanghai Pinjian E-Commerce Co., Ltd., ("Lefeng Information") to carry out online retail services. Mr. Shen holds 75% of the equity interest in Lefeng Information, and Mr. Zhihui Yu holds the remaining 25%. On the same day, Lefeng (Shanghai) Information Technology Co., Limited entered into series of agreements with Lefeng Information and each of its individual shareholders that are disclosed in the Note 2(b).

        As of December 31, 2016, the Company's significant consolidated subsidiaries, VIEs and VIEs' subsidiaries consist of the following:

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Vipshop International Holdings Limited ("Vipshop HK")	October 22, 2010	Hong Kong	100%	Investment holding
Vipshop (China) Co., Ltd. (the "WFOE")	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd. ("Vipshop Kunshan")	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd. ("Vipshop Jianyang")	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd. ("Vipshop Tianjin")	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. ("Pinwei Software")	December 6, 2012	China	100%	Software development and information technology support
Vipshop (Zhuhai) E-Commerce Co., Ltd. ("Vipshop Zhuhai")	July 16, 2013	China	100%	Warehousing and logistics
Vipshop (Hubei) E-Commerce Co., Ltd. ("Vipshop Hubei")	July 4, 2013	China	100%	Warehousing and logistics
Shanghai Pinzhong Commercial Factoring Co., Ltd. ("Pinzhong Factoring")	August 9, 2013	China	100%	Business financing
Chongqing Vipshop E-Commerce Co., Ltd. ("Vipshop Chongqing")	October 22, 2013	China	100%	Warehousing and logistics
Vipshop (Zhaoqing) E-Commerce Co., Ltd. ("Vipshop Zhaoqing")	November 22, 2013	China	100%	Warehousing and logistics

Name of VIEs and VIEs' subsidiaries	Date of incorporation	Place of incorporation	Economic interest held	Principal activities
Guangzhou Vipshop Information Technology Co., Ltd.("Vipshop Information")	August 22, 2008	China	VIE	Online retail
Lefeng (Shanghai) Information Technology Co., Limited ("Lefeng Shanghai")	August 30, 2013	China	75%	Online retail